PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 38,233,233	$ 5,337,154	¥ 38,595,751
Less: accumulated depreciation	(18,072,448)	(2,522,816)	(15,515,349)
Less: accumulated impairment	(174,150)	(24,310)	(942,462)	¥ (942,462)
Property and equipment, net	19,986,635	2,790,027	22,137,940
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total cost	3,665,426	511,674	3,699,101
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total cost	1,368,950	191,098	1,405,076
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total cost	30,938,857	4,318,898	31,231,574
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 2,260,000	$ 315,484	¥ 2,260,000